Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets with definite useful lives
	As of December 31,	As of December 31,
	2022	2021
Land use right	$2,626,781	$3,005,644
Non-patent technology	704,630	482,604
License	4,181,273	-
Software	5,760,071	6,197,055
Patents	29,879,744	19,879,743
Total	43,152,499	29,565,046
Accumulated amortization	(15,523,631)	(7,052,838)
Provision for impairment	(20,738,130)	-
Intangible assets, net	$6,890,738	$22,512,208

Schedule of estimated future amortization expense related to intangible assets
Year
2023	$694,117
2024	346,832
2025	261,599
2026	261,599
2027	261,599
Thereafter	5,064,992
Total	$6,890,738